Award Timing Disclosure	12 Months Ended
Apr. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During fiscal year 2026, we did not grant stock options or other option like instruments.
Grants of equity awards to our Named Executive Officers are generally approved by our Compensation Committee on a predetermined schedule at their regularly scheduled quarterly meetings. While equity awards are approved at regular meetings of the Compensation Committee, they are generally not effective until the third trading day following the next occurring earnings announcement. The Compensation Committee generally does not grant awards during regularly scheduled quarterly blackouts, although it may make exceptions for grants awarded in connection with acquisitions, employee retention, or awards to new employees.
Annual awards for Named Executive Officers for each fiscal year are determined at the Compensation Committee’s regularly scheduled meeting following the completion of each fiscal year. As with grant awards for all employees, the effective date of the grants is generally the third trading day after the next occurring earnings announcement. As described above, it is the Compensation Committee’s policy to generally avoid granting equity awards during periods in which there is material non-public information about our company.

Award Timing Method	The Compensation Committee generally does not grant awards during regularly scheduled quarterly blackouts, although it may make exceptions for grants awarded in connection with acquisitions, employee retention, or awards to new employees.
Annual awards for Named Executive Officers for each fiscal year are determined at the Compensation Committee’s regularly scheduled meeting following the completion of each fiscal year. As with grant awards for all employees, the effective date of the grants is generally the third trading day after the next occurring earnings announcement. As described above, it is the Compensation Committee’s policy to generally avoid granting equity awards during periods in which there is material non-public information about our company.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As described above, it is the Compensation Committee’s policy to generally avoid granting equity awards during periods in which there is material non-public information about our company.
MNPI Disclosure Timed for Compensation Value	false